Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 2,475	₩ 2,180
Factors for re-measurement of defined benefit liabilities
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	(4)	(2)
Foreign currency translation adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 2,479	₩ 2,182